SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended		13 Months Ended
	Nov. 30, 2020 CAD ($)	Nov. 30, 2019 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Goodwill Impairment	$ 0	$ 0	$ 2,258,109	$ 2,258,109